UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 12/31/2005

Check here if Amendment		[ X ]		Amendment Number:	2

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/30/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		$ 87,560

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     3494    39589 SH       SOLE                    39589
VANGUARD TOTAL STK MKT         EF               922908769      280     2268 SH       SOLE                     2268
3M COMPANY                     COM              88579y101     2457    31700 SH       SOLE                    31700
ABBOTT LABORATORIES            COM              002824100     1807    45817 SH       SOLE                    45817
AMERICAN EXPRESS CO.           COM              025816109      895    17390 SH       SOLE                    17390
AMERICAN INTERNATIONAL GROUP I COM              026874107      346     5077 SH       SOLE                     5077
BANK OF AMERICA CORP.          COM              060505104     3199    69320 SH       SOLE                    69320
BERKSHIRE HATHAWAY CL B        COM              084670207     4999     1703 SH       SOLE                     1703
BIOMED REALTY TRUST INC.       COM              09063h107     1818    74495 SH       SOLE                    74495
BOSTON PROPERTIES INC.         COM              101121101     1077    14525 SH       SOLE                    14525
BP PLC SPON ADR                COM              055622104     1952    30401 SH       SOLE                    30401
CHEVRON CORPORATION            COM              166764100      322     5678 SH       SOLE                     5678
CISCO SYSTEMS, INC.            COM              17275R102     1490    87023 SH       SOLE                    87023
CITIGROUP INC.                 COM              172967101     3341    68846 SH       SOLE                    68846
COCA COLA CO.                  COM              191216100      208     5163 SH       SOLE                     5163
COGNEX CORPORATION             COM              192422103     2883    95810 SH       SOLE                    95810
CREE, INC.                     COM              225447101     2151    85220 SH       SOLE                    85220
DUKE REALTY CORP NEW           COM              264411505     1925    57635 SH       SOLE                    57635
EMERSON ELECTRIC CO.           COM              291011104     2053    27480 SH       SOLE                    27480
EQUITY OFFICE PROPERTIES TR    COM              294741103     3065   101053 SH       SOLE                   101053
EXXON MOBIL CORP.              COM              30231G102     2470    43982 SH       SOLE                    43982
FIRST DATA CORPORATION         COM              319963104     1989    46245 SH       SOLE                    46245
GENERAL ELECTRIC CO.           COM              369604103     4466   127405 SH       SOLE                   127405
HOME DEPOT INC.                COM              437076102     3002    74150 SH       SOLE                    74150
JOHNSON & JOHNSON              COM              478160104     2891    48096 SH       SOLE                    48096
JPMORGAN CHASE & CO.           COM              46625h100     1793    45185 SH       SOLE                    45185
KIMBERLY CLARK CORP.           COM              494368103      600    10055 SH       SOLE                    10055
MEDTRONIC INC.                 COM              585055106     3371    58560 SH       SOLE                    58560
MERRILL LYNCH & CO.            COM              590188108      748    11050 SH       SOLE                    11050
MICROSOFT CORP.                COM              594918104     2573    98401 SH       SOLE                    98401
NESTLE SPON ADR REPSTG REG SH  COM              641069406      341     4571 SH       SOLE                     4571
PEPSICO INC.                   COM              713448108     2420    40960 SH       SOLE                    40960
PFIZER, INC.                   COM              717081103     2243    96165 SH       SOLE                    96165
PLUM CREEK TIMBER CO. INC.     COM              729251108     2605    72255 SH       SOLE                    72255
PROCTOR GAMBLE CO.             COM              742718109     3441    59447 SH       SOLE                    59447
ROYAL DUTCH SHELL PLC ADR A    COM              780259206     1689    27465 SH       SOLE                    27465
STATE STREET CORP.             COM              857477103      201     3630 SH       SOLE                     3630
SYSCO CORPORATION              COM              871829107     2152    69300 SH       SOLE                    69300
VARIAN SEMICNDCTR EQ ASC       COM              922207105     2263    51515 SH       SOLE                    51515
WAL MART STORES INC.           COM              931142103     2472    52823 SH       SOLE                    52823
WALGREEN COMPANY               COM              931422109     3105    70150 SH       SOLE                    70150
WYETH                          COM              983024100      392     8500 SH       SOLE                     8500
ZIMMER HOLDINGS, INC.          COM              98956p102      574     8509 SH       SOLE                     8509